Note 17. Stockholders' Equity (Outstanding Restricted Stock) (Details) (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Aggregate Intrinsic Value	$ 147.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning of year	4,038,782
Granted	5,531,025
Converted	(1,410,129)
Forfeited	(616,870)
End of year	7,542,808
End of year, Weighted Average Remaining Contractual Life (in years)	3 years